Income tax expenses (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Current tax	$ 1,859,589	11,813,969	5,981,945	164,400
Deferred tax (credit)	(217,782)	(1,383,567)	237,513	0
Income taxes expenses	$ 1,641,807	10,430,402	6,219,458	164,400